Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest expense:
Debt	$ 156	$ 155
Derivative financial instruments - hedging activities	(1)	2
Other, net	14	18
Fair value gains on financial instruments:
Net foreign exchange losses on debt	(97)	(21)
Cash flow hedges, transfer from equity	97	21
Net interest expense - debt and other	169	175
Net interest expense - leases	10	7
Net interest expense - pension and other post-employment benefit plans	21	25
Interest income	(5)	(44)
Net interest expense	$ 195	$ 163